Nature of operations	12 Months Ended
Dec. 31, 2022
Nature of operations
Nature of operations

1.Nature of operations

Sigma Lithium Corporation (the “Company”) is a company responsible for mineral development, incorporated under the Canada Business Corporations Act. The Company's common shares trade on the Nasdaq Capital Market (“Nasdaq”) under the symbol “SGML” and on the TSX Venture Exchange (the “TSXV”). The head office of the Company is at Suite 2200, 885 West Georgia Street, Vancouver, British Columbia, V6E 3E8.

These consolidated financial statements are presented in Canadian dollars and include the Company’s wholly-owned subsidiary Sigma Lithium Holdings Inc. (“Sigma Holdings”), which is domiciled in Canada and incorporated under the Business Corporations Act (British Columbia), and its indirect wholly-owned Brazil-incorporated subsidiary Sigma Mineração S.A. (“Sigma Brazil”).

Sigma Brazil holds a 100% interest in four mineral properties: Grota do Cirilo, São Jose, Santa Clara and Genipapo, located in the municipalities of Araçuaí and Itinga, in the Vale do Jequitinhonha region in the State of Minas Gerais, Brazil (together, the “Lithium Properties”).